Leases (Details)	Feb. 01, 2021 USD ($) ft²	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 USD ($)
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets		$ 10,822,618	$ 1,606,485
Operating lease liability			$ 1,635,200
Gardens Bio Science Partners, LLC
Lessee, Lease, Description [Line Items]
Operating lease term of contract	10 years
Area of leased premises | ft²	20,000
Operating lease payments	$ 260,000
Operating lease escalation rate	2.50%
Company's incremental borrowing rate				9.99%
Operating lease right-of-use assets				$ 1,731,905